EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

12/31/2019

	COMMON		PREFERRED			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Federal Government	554,394,671	51.00	—	—	411	0.00	554,395,082	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	54,400,000	5.00	—	—	—	—	54,400,000	4.02
Fundo Nacional de Desenvolvimento (CEF)	45,621,589	4.20	—	—	—	—	45,621,589	3.37
American Depositary Receipts – ADR’s	27,121,748	2.49	—	—	8,030,814	3.03	35,152,562	2.60
Fundo Garantidor da Habitação Popular (CEF)	1,000,000	0.09	—	—	—	—	1,000,000	0.07
Fundos 3G Radar	73,204	0.01	—	—	20,564,000	7.75	20,637,204	1.53
Others	188,135,870	17.31	146,920	100.00	199,887,885	75.31	388,170,675	28.70
	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

Schedule of profit distribution

Assigment of Net Profit
	2019	2018
Fiscal year balance assignment	10,697,124	13,262,378
(-) Legal Reserve (5% of the Net Income)	(534,856)	(663,119)
(+) Realization of the revaluarion reserve	—	22,434
(+) Unclaimed Remuneration to Shareholders - Expired	—	362
(+) Adjustment of IFRS 9 and 15	(157,205)	2,525,081
(+) Adjustment of investees	—	5,721
(-) Mandatory dividend of 2018 (25% of the adjusted Net Income)	(2,540,567)	(3,155,514)
Ratained earnings to be allocated	7,464,496	11,997,342
(-) Constitution of Statutory Reserve for Investments (50% of Net Income)	(5,348,562)	(6,631,189)
(-) Constitution of Statutory Reserve for studies and projects (1% of Net Income)	(106,971)	(132,624)
(-) Constitution of Profit Retention Reserve (Art. 196, LSA)	(2,008,963)	(5,233,529)
(=) Balance from fiscal year to be distributed	—	—

Anticipated future capital increase
EQUITY
Schedule of capital stock distributed among shareholders and type of shares

12/31/2019

	COMMON		PREFERRED			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
Banco Clássico	65,536,875	5.08	—	—	—	—	65,536,875	4.18
Fundo Nacional de Desenvolvimento (CEF)	45,621,589	3.54	—	—	—	—	45,621,589	2.91
American Depositary Receipts – ADR’s	25,158,848	1.95	—	—	7,120,619	2.54	32,279,467	2.06
Fundo Garantidor da Habitação Popular (CEF)	1,000,000	0.08	—	—	—	—	1,000,000	0.06
Fundos 3G Radar	3,300,129	0.26	—	—	22,773,900	8.14	26,074,029	1.66
Others	264,033,056	20.49	146,920	100.00	213,092,608	76.12	477,272,584	30.42
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00